Consolidated statements of comprehensive income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Consolidated statements of comprehensive income [line items]
Net (loss) profit of the year		€ 3,027	€ (2,117)	[1]	€ (3,019)
Other comprehensive income (loss)
Exchange differences on translation of foreign operations	[2]	(47)	(691)	[3]	(1,833)
Other comprehensive (loss) income, net of taxes		(47)	(691)	[3]	(1,833)
Total comprehensive income (loss)		2,980	(2,808)	[3]	(4,852)
Total comprehensive (loss) income attributable to:
The owners of the parent		2,980	(2,808)	[3]	(4,852)
Non-controlling interest		€ 0	€ 0	[3]	€ 0

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination. See Note 2 for more information
[2]	May be reclassified subsequently to profit& loss
[3]	* The year 2017 has been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.